FORWARED PURCHASE AGREEMENT - (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended
	Jan. 23, 2023	Oct. 27, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about business combination [line items]
Funds paid for the shares			$ 0	$ 5,033
Forward Purchase Agreement
Disclosure of detailed information about business combination [line items]
Funds paid for the shares		$ 86,500
Cash transferred	$ 10,000
Equity interests of acquirer	$ 8,400
Number of Shares sold pursuant to OET Sales	10,000,000
Maturity consideration Per Share	$ 1.5
Percentage of payment made equal to maturity consideration	25.00%
Maximum VWAP price per share for 90 trading days	$ 1.5
Maximum VWAP price per share for 30 trading days	$ 2.5
Amount of break-up fee upon termination of forward purchase transaction before maturity date	$ 500
Forward Purchase Agreement | Vellar Opportunity Fund SPV LLC
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	$ 1,600